Significant accounting policies, judgements, estimates and assumptions - Impairment of property, plant and equipment, intangible assets, and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / bbl	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / MMBTU	Dec. 31, 2024 USD ($) $ / bbl	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / MMBTU
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use, after tax	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Discount rate used in current estimate of value in use	7.00%	7.00%	7.00%	7.00%
Carrying amount of oil and gas properties	$ 98,633	$ 98,633	$ 98,633	$ 98,633	$ 100,238	$ 100,238	$ 100,238
Goodwill	$ 10,300	$ 10,300	$ 10,300	$ 10,300	$ 14,888	$ 14,888	$ 14,888
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Premium added to discount rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Discount rate used in current estimate of value in use	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Nominal Inflation Rate Used in Determining Price Assumptions			2.00%			2.00%
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Premium added to discount rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Discount rate used in current estimate of value in use	18.00%	18.00%	18.00%	18.00%	20.00%	20.00%	20.00%
Nominal Inflation Rate Used in Determining Price Assumptions			3.00%			2.50%
Later than one year and not later than six years [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing | $ / bbl		70
Within one year
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		70		3.8
1 to 2 years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing					71		4.07
5 to 10 years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		70		4.1	71		4.04
Later than ten years and not later than twenty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		67		4.5	64		4.04
Later than twenty years and not later than thirty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		60		4.5	50		4.04
gas & low carbon energy and oil production & operations [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 7,100	$ 7,100	$ 7,100	$ 7,100	$ 7,200	$ 7,200	$ 7,200
gas & low carbon energy | Transition businesses [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 900	$ 900	$ 900	$ 900	$ 2,900	$ 2,900	$ 2,900
Low carbon energy assets | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used to determine recoverable costs, fair value less costs of disposal	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%
Low carbon energy assets | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used to determine recoverable costs, fair value less costs of disposal	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Oil and gas properties with headroom equal to or less than 20% of carrying value
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	$ 20,341	$ 20,341	$ 20,341	$ 20,341	$ 17,853	$ 17,853	$ 17,853
Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	55,417	$ 55,417	$ 55,417	$ 55,417	$ 56,254	$ 56,254	$ 56,254
Percentage of headroom (less than or equal to)			20.00%
Eight Percentage Point Decrease | Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment			34.00%
Eight Percentage Point Decrease | Oil and gas properties | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	(20,000)
Eight Percentage Point Decrease | Oil and gas properties | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	(21,000)
Eight Percentage Point Increase | Oil and gas properties | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	1,000
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment			2.00%
Eight Percentage Point Increase | Oil and gas properties | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	2,000
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment			3.00%
One Percentage Point Increase
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis For Types Of Market Risk, Effect Of Change In Discount Rate Used To Estimate Impairment Charges	200
Discounted cash flow, change in nominal interest rate			1.00%
Sensitivity analysis, effect of change in discount rate on impairment charge	300
One Percentage Point Decrease
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis For Types Of Market Risk, Effect Of Change In Discount Rate Used To Estimate Impairment Charges	500
Discounted cash flow, change in nominal interest rate			1.00%
Sensitivity analysis, effect of change in discount rate on impairment charge	(400)
One USD per barrel decrease [Member] | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	1,000
One USD per barrel decrease [Member] | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	2,000
Ten Percentage Point Decrease [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of entity's revenue			10.00%
Sensitivity analysis, effect of change in revenue on impairment charge	500
Ten Percentage Point Increase [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of entity's revenue			10.00%
Sensitivity analysis, effect of change in revenue on impairment charge	$ (800)